Inventories (Tables)	6 Months Ended
Dec. 31, 2022
Inventory Disclosure [Abstract]
Schedule of inventories
	December 31, 2022	June 30, 2022
	(unaudited)
Merchant products	$108,769	$422,174
Raw materials	25,977	41,636
Packaging and other supplies	891	961
Products in process	152,670	85,083

Less: inventory write-down	10,692	332,338
Total inventories	$277,615	$217,516